CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) [abstract]
Gain on non-hedge derivatives	$ (13)	$ (1)
Stock-based compensation expense	65	66
Loss on warrant investments at FVPL	4	4
Tanzania community relations projects1	37	22
Twiga partnership economic benefits sharing adjustment	(22)	0
Insurance proceeds related to Pueblo Viejo	(46)	0
Change in estimate of rehabilitation costs at closed mines	15	(14)
Inventory impairment charges (note 17)	34	40
Non-cash revenue recognized on PV gold and silver streaming agreement	(35)	(30)
Change in other assets and liabilities	(56)	24
Settlement of stock-based compensation	(66)	(57)
Settlement of rehabilitation obligations	(197)	(167)
Other adjustments to reconcile profit (loss)	(280)	(113)
Cash Flows From (Used In) Operations For Changes In Working Capital [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(4)	(155)
Adjustments for decrease (increase) in inventories	(172)	(97)
Value added taxes recoverable	(298)	(235)
Adjustments for decrease (increase) in other current assets	59	89
Adjustments for increase (decrease) in trade accounts payable	48	(37)
Adjustments for increase (decrease) in other current liabilities	(15)	31
Increase (decrease) in working capital	(382)	(404)
Income taxes payable settled against VAT receivables	107	137
Other duties and liabilities settled against VAT receivable	$ 41	$ 176